Advanced Series Trust

The Prudential Series Fund

Supplement dated April 3, 2009 to Statements of Additional Information dated May 1, 2008

This Supplement sets forth certain changes to the Statements of Additional Information of Advanced Series Trust (the Trust) and The Prudential Series Fund (the Fund), each dated May 1, 2008 (each, an SAI). The Portfolios discussed in this Supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. The following should be read in conjunction with the relevant SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the relevant SAI.

I.          Change in Subadvisory Fee Rate of Jennison Associates LLC for Equity Portfolio of The Prudential Series Fund  Effective as of April 1, 2009, the subadvisory fee rate of Jennison Associates LLC (Jennison) for the Equity Portfolio of the Fund will change. To reflect these changes, the table of subadvisory fee rates appearing in Part I of the SAI of the Fund, in the section entitled “Management and Advisory Arrangements” is hereby revised as of April 1, 2009 by deleting the subadvisory fee rate of Jennison for the Equity Portfolio of the Fund, and by substituting the following new subadvisory fee rate:

Revised Subadvisory Fee Rate of Jennison Associates LLC for Equity Portfolio
0.225% of average daily net assets to $1.2 billion; and 0.19% of average daily net assets over $1.2 billion

II.        Change in Subadvisory Fee Rates of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. for AST T. Rowe Price Large Cap-Growth Portfolio and AST T. Rowe Price Global Bond Portfolio

of Advanced Series Trust

Effective as of April 1, 2009, the subadvisory fee rates of T. Rowe Price Associates, Inc. (T. Rowe Price) and T. Rowe Price International, Inc. (T. Rowe Price International) for the AST T. Rowe Price Large Cap-Growth Portfolio (the Large-Cap Growth Portfolio) and the AST T. Rowe Price Global Bond Portfolio (the Global Bond Portfolio), respectively, will change. To reflect these changes, the table of subadvisory fee rates appearing in Part I of the SAI of the Trust, in the section entitled “Management and Advisory Arrangements” is hereby revised as of April 1, 2009 by deleting the subadvisory fee rates of T. Rowe Price and T. Rowe Price International for the Large Cap-Growth Portfolio and the Global Bond Portfolio, respectively, and by substituting the following new subadvisory fee rates:

Portfolio	Subadviser	Revised Subadvisory Fee Rates of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. for AST T. Rowe Price Large Cap-Growth Portfolio and AST T. Rowe Price Global Bond Portfolio
Large-Cap Growth Portfolio	T. Rowe Price

0.40% of average daily net assets to $250 million;
0.375% of average daily net assets over $250 million to $500 million; 0.35% of average daily net assets from $500 million to $1 billion;

provided, however, that if average daily net assets exceed $1 billion, 0.35% on all assets without reference to the breakpoint schedule set forth above.

Global Bond Portfolio	T. Rowe Price International

0.45% of average daily net assets to $50 million;
0.35% of average daily net assets over $50 million to $100 million; 0.30% of average daily net assets over $100 million to $250 million; 0.275% of average daily net assets over $250 million

III.       Change in Subadvisory Fee Rate of Eagle Asset Management for Diversified Conservative Growth Portfolio of The Prudential Series Fund and AST Small-Cap Growth Portfolio of Advanced Series Trust

Effective as of April 1, 2009, the subadvisory fee rates of Eagle Asset Management (Eagle) for the Diversified Conservative Growth Portfolio (the Conservative Portfolio) of the Fund and the AST Small-Cap Growth Portfolio (the Small-Cap Portfolio) of the Trust will change. To reflect these changes, the tables of subadvisory fee rates appearing in Part I of the SAI of the Trust, in the section entitled “Management and Advisory Arrangements,” and in the Supplement, dated November 26, 2008, to the Fund’s SAI are hereby revised as of April 1, 2009 by deleting the subadvisory fee rates of Eagle for the Conservative Portfolio and the Small-Cap Portfolio and by substituting the following new subadvisory fee rates:

Portfolio Name	Advisory Fee
AST Small-Cap Growth Portfolio of Advanced Series Trust	0.45% for first $100 million in average daily net assets; 0.40% over $100 million in average daily net assets*

Diversified Conservative Growth of The Prudential Series Fund	0.45% for first $100 million in average daily net assets; 0.40% over $100 million in average daily net assets**

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* For purposes of calculating the subadvisory fee payable to Eagle Asset Management, the assets managed by Eagle Asset Management in the AST Small-Cap Growth Portfolio of Advanced Series Trust shall be aggregated with the assets managed by Eagle Asset Management in the Diversified Conservative Growth Portfolio of The Prudential Series Fund

** For purposes of calculating the subadvisory fee payable to Eagle Asset Management, the assets managed by Eagle Asset Management in the Diversified Conservative Growth Portfolio of The Prudential Series Fund shall be aggregated with the assets managed by Eagle Asset Management in the AST Small-Cap Growth Portfolio of Advanced Series Trust.

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